Note 8 - Income Taxes - Reconciliation of the Expected Income Tax Expense on Income (Loss) Before Income Taxes Using the Statutory Federal Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 8 - Income Taxes - Reconciliation of the Expected Income Tax Expense on Income (Loss) Before Income Taxes Using the Statutory Federal Income Tax Rate (Details)
Expected income tax expense at 21%									$ (4,514)	$ (8,222)	$ (14,213)
Foreign tax rate differential									(307)	(1,996)	74
Foreign tax differences									2,128	(327)	4,703
Global intangible low tax income inclusion									1,296	7,310	3,443
State and local taxes									(36)	2	65
Nondeductible expenses									134	865	1,604
Nontaxable PPP loan forgiveness									(1,454)	0	0
Valuation allowance on operations									18,369	10,432	7,042
Total income tax expense	$ 5,634	$ 1,056	$ 3,052	$ 5,874	$ 148	$ 3,790	$ 2,719	$ 1,407	$ 15,616	$ 8,064	$ 2,718